STANDISH, AYER & WOOD INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111


                                February 2, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re: Standish, Ayer & Wood Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

      The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the combined prospectus and combined statement of additional information relating to shares of beneficial interest of the following series of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 87 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Commission on January 28, 1998: Standish Equity Fund, Standish Small Capitalization Equity Fund, Standish Small Capitalization Equity Fund II and Standish International Equity Fund.

      If you have any questions or comments concerning this filing, please contact Leonard A. Pierce, Esq., counsel to the Trust, at (617) 526-6440 (collect).


                                    Standish, Ayer & Wood Investment Trust


                                    /s/ Denise Kneeland
                                    ---------------------------
                                    Denise Kneeland